UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07136

Name of Fund: BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
MuniYield Pennsylvania Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 10/31/2010

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2010 (Unaudited)

BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania — 107.1%
Corporate — 6.1%
Beaver County IDA, Refunding RB,
VRDN, FirstEnergy, Mandatory Put
Bonds, 3.38%, 1/01/35	$ 1,200	$ 1,197,132
Delaware County IDA Pennsylvania,
Refunding RB, Water Facilities, Aqua
Pennsylvania Inc. Project, Series B,
AMT (NPFGC), 5.00%, 11/01/36	2,520	2,553,365
Northumberland County IDA, Refunding
RB, Aqua Pennsylvania Inc. Project,
AMT (NPFGC), 5.05%, 10/01/39	6,000	6,046,440
Pennsylvania Economic Development
Financing Authority, RB, Waste
Management Inc. Project, Series A,
AMT, 5.10%, 10/01/27	1,200	1,218,120
		11,015,057
County/City/Special District/School District — 41.1%
Chambersburg Area School District, GO
(NPFGC):
5.25%, 3/01/26	2,115	2,296,594
5.25%, 3/01/27	2,500	2,703,050
City of Philadelphia Pennsylvania, GO,
Refunding, Series A (AGM), 5.25%,
12/15/32	7,000	7,310,100
Connellsville Area School District, GO,
Series B (AGM), 5.00%, 11/15/37	1,000	1,018,330
Delaware Valley Regional Financial
Authority, RB, Series A (AMBAC),
5.50%, 8/01/28	2,230	2,417,721
East Stroudsburg Area School District,
GO, Series A (NPFGC), 7.75%,
9/01/27	2,000	2,479,860
Erie County Conventional Center
Authority, RB (NPFGC), 5.00%,
1/15/36	8,850	9,044,700
Marple Newtown School District, GO
(AGM), 5.00%, 6/01/31	3,500	3,739,050
North Allegheny School District, GO,
Series C (AGM), 5.25%, 5/01/27	2,175	2,287,795
Northeastern School District York
County, GO, Series B (NPFGC), 5.00%,
4/01/32	1,585	1,656,579
Philadelphia Redevelopment Authority,
RB (NPFGC):
Neighborhood Transformation,
Series A, 5.50%, 4/15/22	1,750	1,815,712

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
County/City/Special District/School
District (concluded)
Philadelphia Redevelopment Authority,
RB (NPFGC) (concluded):
Quality Redevelopment
Neighborhood, Series B, AMT,
5.00%, 4/15/27	$ 4,645	$ 4,655,916
Philadelphia School District, GO,
Refunding, Series A (BHAC), 5.00%,
6/01/34	1,000	1,086,470
Philadelphia School District, GO:
Series B (FGIC), 5.63%, 8/01/12 (a)	7,500	8,175,525
Series E, 6.00%, 9/01/38	4,800	5,234,448
Reading School District, GO (AGM),
5.00%, 1/15/29	6,000	6,311,040
Scranton School District Pennsylvania,
GO, Series A (AGM), 5.00%, 7/15/38	3,500	3,628,345
Shaler Area School District
Pennsylvania, GO, CAB (Syncora),
4.81%, 9/01/30 (b)	6,145	2,331,106
Township of North Londonderry
Pennsylvania, GO (AGM), 4.75%,
9/01/40	4,360	4,454,220
York City School District, GO, Series A
(Syncora), 5.25%, 6/01/22	1,040	1,121,869
		73,768,430
Education — 6.4%
Adams County IDA, Refunding RB,
Gettysburg College, 5.00%, 8/15/26	100	108,032
Pennsylvania Higher Educational
Facilities Authority, RB (NPFGC):
Drexel University, Series A, 5.00%,
5/01/37	2,250	2,295,270
Series AE, 4.75%, 6/15/32	8,845	9,059,403
		11,462,705
Health — 15.1%
Allegheny County Hospital Development
Authority, RB, Health Center, UPMC
Health, Series B (NPFGC), 6.00%,
7/01/26	2,000	2,389,720
County of Lehigh Pennsylvania, RB,
Lehigh Valley Health Network, Series
A (AGM), 5.00%, 7/01/33	7,995	8,214,863
Cumberland County Municipal Authority,
RB, Diakon Lutheran, 6.38%,
1/01/39	500	528,440

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
AGM	Assured Guaranty Municipal Corp.	HFA	Housing Finance Agency
AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
AMT	Alternative Minimum Tax (subject to)	LRB	Lease Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
CAB	Capital Appreciation Bonds	RB	Revenue Bonds
FGIC	Financial Guaranty Insurance Co.	S/F	Single Family
FHA	Federal Housing Administration	VRDN	Variable Rate Demand Notes

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND

OCTOBER 31, 2010

1

Schedule of Investments(continued)

BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
Health (concluded)
Lycoming County Authority, Refunding
RB, Susquehanna Health System
Project, Series A, 5.75%, 7/01/39	$ 1,160	$ 1,205,623
Monroe County Hospital Authority
Pennsylvania, Refunding RB, Hospital,
Pocono Medical Center, 5.13%,
1/01/37	1,265	1,260,383
Montgomery County Higher Education &
Health Authority, Refunding RB,
Abington Memorial Hospital, Series A,
5.13%, 6/01/33	1,760	1,786,171
Montgomery County IDA Pennsylvania,
RB:
Acts Retirement Life Community,
Series A, 4.50%, 11/15/36	380	314,917
Acts Retirement Life Community,
Series A-1, 6.25%, 11/15/29	235	250,348
New Regional Medical Center
Project (FHA), 5.38%, 8/01/38	1,600	1,686,176
Pennsylvania Higher Educational
Facilities Authority, RB, UPMC Health
System, Series A, 6.00%, 1/15/11 (a)	3,000	3,066,480
Philadelphia Hospitals & Higher
Education Facilities Authority,
Refunding RB, Presbyterian Medical
Center, 6.65%, 12/01/19 (c)	3,000	3,726,600
Sayre Health Care Facilities Authority,
Refunding RB, Guthrie Health,
Series A, 5.88%, 12/01/31	590	601,375
South Fork Municipal Authority,
Refunding RB, Conemaugh Valley
Memorial, Series B (AGC), 5.38%,
7/01/35	2,000	2,077,020
		27,108,116
Housing — 2.7%
Pennsylvania HFA, Refunding RB, AMT:
S/F Mortgage, Series 92-A, 4.75%,
4/01/31	740	739,970
Series 99A, 5.15%, 4/01/38	800	850,016
Philadelphia New Public Housing
Authority, RB, Series A (AGM), 5.50%,
12/01/18	3,000	3,182,760
		4,772,746
State — 5.2%
Pennsylvania Turnpike Commission, RB,
Series C of 2003 Pennsylvania
Turnpike (NPFGC), 5.00%, 12/01/32	3,600	3,783,060
State Public School Building Authority,
RB, CAB, Corry Area School District
(AGM) (b):
4.85%, 12/15/22	1,640	1,039,153
4.87%, 12/15/23	1,980	1,194,178
4.89%, 12/15/24	1,980	1,139,391
4.92%, 12/15/25	1,770	963,623
State Public School Building Authority,
Refunding RB, Harrisburg School
District Project, Series A (AGC), 5.00%,
11/15/33	1,200	1,263,900
		9,383,305

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
Transportation — 12.3%
Delaware River Port Authority, RB,
Series D (AGC), 5.00%, 1/01/40	$ 1,560	$ 1,629,919
Pennsylvania Turnpike Commission, RB:
Series A (AMBAC), 5.50%,
12/01/31	7,800	8,421,348
Series A (AMBAC), 5.25%,
12/01/32	350	365,435
Sub-Series B (AGM), 5.25%,
6/01/39	3,500	3,653,720
Philadelphia Authority for Industrial
Development, Refunding RB,
Philadelphia Airport System Project,
Series A, AMT (NPFGC):
5.50%, 7/01/17	4,000	4,121,680
5.50%, 7/01/18	3,655	3,772,435
		21,964,537
Utilities — 18.2%
Allegheny County Sanitation Authority,
Refunding RB, Series A (NPFGC),
5.00%, 12/01/30	5,000	5,105,550
City of Philadelphia Pennsylvania, RB:
1998 General Ordinance, 4th
Series (AGM), 5.00%, 8/01/32	4,500	4,535,325
Ninth Series, 5.25%, 8/01/40	1,430	1,442,269
Series A, 5.25%, 1/01/36	700	736,498
Series C (AGM), 5.00%, 8/01/40	3,000	3,114,780
Delaware County IDA Pennsylvania, RB,
Pennsylvania Suburban Water Co.
Project, Series A, AMT (AMBAC),
5.15%, 9/01/32	5,500	5,574,910
Northampton Boro Municipal Authority,
RB (NPFGC), 5.00%, 5/15/34	935	956,907
Pennsylvania Economic Development
Financing Authority, RB, Philadelphia
Biosolids Facility, 6.25%, 1/01/32	900	971,568
Pennsylvania IDA, Refunding RB,
Economic Development (AMBAC),
5.50%, 7/01/20	7,000	7,340,200
Reading Area Water Authority
Pennsylvania, RB (AGM), 5.00%,
12/01/27	2,680	2,856,157
		32,634,164
Total Municipal Bonds in Pennsylvania		192,109,060
Guam — 1.9%
Transportation — 1.4%
Guam International Airport Authority,
Refunding RB, General, Series C, AMT
(NPFGC), 5.00%, 10/01/23	2,500	2,488,150
Utilities — 0.5%
Guam Power Authority, Refunding RB,
Series A (AGM), 5.00%, 10/01/37	850	861,926
Total Municipal Bonds in Guam		3,350,076

2 BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND

OCTOBER 31, 2010

Schedule of Investments(continued)

BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Puerto Rico — 0.7%
State — 0.7%
Commonwealth of Puerto Rico, GO,
Refunding, Public Improvement,
Series A-4 (AGM), 5.25%, 7/01/30	$ 1,270	$ 1,337,437
Total Municipal Bonds – 109.7%		196,796,573
Municipal Bonds Transferred to Tender
Option Bond Trusts (d)
Pennsylvania — 44.2%
County/City/Special District/School District — 4.2%
East Stroudsburg Area School District,
GO, Refunding (AGM), 5.00%,
9/01/25	7,000	7,602,350
Education — 1.4%
University of Pittsburgh Pennsylvania,
RB, Capital Project, Series B, 5.00%,
9/15/28	2,202	2,436,609
Health — 3.2%
Geisinger Authority, RB, Series A:
5.13%, 6/01/34	2,500	2,626,550
5.25%, 6/01/39	3,000	3,158,700
		5,785,250
Housing — 1.6%
Pennsylvania HFA, Refunding RB, Series
96-A, AMT, 4.70%, 10/01/37	3,000	2,937,060
State — 29.6%
Commonwealth of Pennsylvania, GO,
First Series, 5.00%, 3/15/28	5,203	5,757,820
Pennsylvania Turnpike Commission, RB,
Series C of 2003 Pennsylvania
Turnpike (NPFGC), 5.00%, 12/01/32	10,000	10,508,500
State Public School Building Authority,
LRB, Philadelphia School District
Project (AGM), 5.25%, 6/01/13 (a)	15,000	16,729,800
State Public School Building Authority,
Refunding RB, School District of
Philadelphia Project, Series B (AGM),
5.00%, 6/01/26	19,025	20,022,738
		53,018,858
Transportation — 4.2%
City of Philadelphia Pennsylvania, RB,
Series A, AMT (AGM), 5.00%, 6/15/37	7,500	7,466,775
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 44.2%		79,246,902
Total Long-Term Investments
(Cost – $265,320,197) – 153.9%		276,043,475
Short-Term Securities	Shares
BIF Pennsylvania Municipal Money Fund
0.00% (e)(f)	5,149,376	5,149,376
Total Short-Term Securities
(Cost – $5,149,376) – 2.9%		5,149,376

Value
Total Investments
(Cost – $270,469,573*) – 156.8%	$ 281,192,851
Other Assets Less Liabilities – 1.7%	3,013,465
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (21.5)%	(38,486,980)
Preferred Shares, at Redemption Value – (37.0)%	(66,354,894)
Net Assets Applicable to Common Shares – 100.0%	$ 179,364,442

________________________________________________________________________________________________________________________________________________________________________________________________________________________
* The cost and unrealized appreciation (depreciation) of investments as of
October 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 232,035,288
Gross unrealized appreciation	$ 10,918,188
Gross unrealized depreciation	(205,761)
Net unrealized appreciation	$ 10,712,427

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c) Security is collateralized by Municipal or US Treasury obligations.
(d) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(e) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	July 31,	Net	October 31,
Affiliate	2010	Activity	2010	Income
BIF
Pennsylvania
Municipal
Money Fund	8,508,134	(3,358,758)	5,149,376	--

(f) Represents the current yield as of report date.

• For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND

OCTOBER 31, 2010

3

Schedule of Investments(concluded)

BlackRock MuniYield Pennsylvania Quality Fund (MPA)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3 Total
Assets:
Investments in
Securities:
Long-Term
Investments[1]	—	$276,043,475	— $ 276,043,475
Short-Term
Securities	$ 5,149,376	—	—	5,149,376
Total	$ 5,149,376	$276,043,475	— $ 281,192,851

1 See above Schedule of Investments for values in each sector.

4 BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND

OCTOBER 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Pennsylvania Quality Fund

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield Pennsylvania Quality Fund

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date: December 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date: December 22, 2010